Group cash flow statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Profit (loss) before taxation		$ 7,746	$ 6,782	$ 23,749
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off		343	767	746
Depreciation, depletion and amortization		17,822	16,622	15,928
Impairment and (gain) loss on sale of businesses and fixed assets		5,050	6,317	5,488
Earnings from joint ventures and associates		(618)	(1,993)	(898)
Dividends received from joint ventures and associates		2,111	2,023	2,092
Remeasurement of joint ventures on step-acquisition, classified as operating activities		0	(917)	0
Interest receivable		(1,352)	(1,512)	(1,265)
Interest received		1,223	1,450	1,119
Finance costs		5,106	4,683	3,840
Interest paid		(3,538)	(2,811)	(2,950)
Net finance expense relating to pensions and other post-employment benefits		(210)	(168)	(241)
Share-based payments		1,077	1,174	616
Net operating charge for pensions and other post-employment benefits, less contributions and benefit payments for unfunded plans		(152)	(182)	(193)
Net charge for provisions, less payments		1,294	(152)	(2,481)
(Increase) decrease in inventories		1,622	808	5,634
(Increase) decrease in other current and non-current assets		(4,286)	3,355	4,620
Increase (decrease) in other current and non-current liabilities		(2,156)	(188)	(13,592)
Income taxes paid		(6,589)	(8,761)	(10,173)
Cash flows from (used in) operating activities		24,493	27,297	32,039
Investing activities
Expenditure on property, plant and equipment, intangible and other assets		(13,221)	(15,297)	(14,285)
Acquisitions, net of cash acquired		(935)	53	(799)
Investment in joint ventures		(267)	(850)	(1,039)
Investment in associates		(110)	(143)	(130)
Total cash capital expenditure		(14,533)	(16,237)	(16,253)
Proceeds from disposals of fixed assets		1,142	328	133
Proceeds from disposals of businesses, net of cash disposed		1,714	2,578	1,193
Proceeds from loan repayments		173	81	55
Net cash used in investing activities		(11,504)	(13,250)	(14,872)
Financing activities
Repurchase of shares		(4,486)	(7,127)	(7,918)
Lease liability payments		(3,091)	(2,833)	(2,560)
Proceeds from long-term financing		2,724	10,656	7,568
Repayments of long-term financing		(5,695)	(2,970)	(3,902)
Net increase (decrease) in short-term debt		(343)	(2,966)	(861)
Proceeds from issuing other equity instruments		500	4,330	175
Payments to redeem other equity instruments		(1,200)	(1,288)	0
Payments of other equity instruments		(1,196)	(1,053)	(1,008)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		(2)	(21)	(187)
Receipts relating to transactions involving non-controlling interests (other)		2,474	1,353	546
Dividends paid
bp shareholders		(5,059)	(5,003)	(4,809)
Non-controlling interests		(506)	(375)	(403)
Net cash provided by (used in) financing activities		(15,880)	(7,297)	(13,359)
Currency translation differences relating to cash and cash equivalents		246	(511)	27
Increase (decrease) in cash and cash equivalents		(2,645)	6,239	3,835
Cash and cash equivalents at beginning of year		39,204	33,030	29,195
Cash and cash equivalents at end of yeara		36,556	39,204	$ 33,030
Cash and cash equivalents if different from statement of financial position	[1]	$ 36,624	$ 39,269

[1]	2025 and 2024 include cash and cash equivalents classified as assets held for sale in the group balance sheet. See Note 2 for further information.